INVESTMENT SECURITIES (Details 2) - EUR (€) € in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available For Sale Securities Textuals Details [Abstract]
Nomimal Amount of sold bond to members of the Eurosystem EFSF		€ 325	€ 3,249
Gain from sold bonds to members of the Eurosystem EFSF		€ 5	65
Amount in Participation in the Bond Exchange Program	€ 7,100
Outstanding amount of notes eligible for the Bond Exchange Program	1,000			€ 1,000
AFS pledged as collateral	€ 2,809		€ 9,340	2,809	€ 9,340
OTTI charges for available-for-sale and held-to-maturity securities				0	€ 2	€ 26
Amount relating to EFSF and ESM bonds sold during 2017 including in gain from debt securities issued by other governments and public sector				€ 16